Item 1. Report to Shareholder

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------

Certified
Annual
Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report


PERFORMANCE COMPARISON

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

EUROPEAN STOCK FUND

As of 10/31/03

European Stock Fund            $21,556
MSCI Europe Index              $22,260
Lipper European Funds Average  $20,373

                                  Lipper European Region
               MSCI Europe Index      Funds Average        European Stock Fund
10/31/93             10000               10000                   10000
10/31/94             11164.5             11248.2                 11234.5
10/31/95             12691.7             12322.8                 12853.1
10/31/96             14969.3             14460.9                 15650.1
10/31/97             18921.3             17862.9                 18827.2
10/31/98             23353.3             20565.3                 22616.2
10/31/99             26354.6             23370.5                 25203.4
10/31/00             26673.5             25459.9                 26785.8
10/31/01             20656.9             19304.8                 20361.3
10/31/02             17850               16597.2                 17407.3
10/31/03             22260.3             20373.1                 21555.8



AVERAGE ANNUAL COMPOUND TOTAL RETURN

         Periods Ended 10/31/03               1 Year     5 Years     10 Years
         ----------------------               ------     -------     --------
         European Stock Fund                   23.83%      -0.96%      7.98%
         MSCI Europe Index                     24.71       -0.95       8.33
         Lipper European Funds Average         23.64        0.48       7.23

     Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

     We are pleased to report that your fund returned 23.83% during the 12 months ended October 31, 2003. The fund performed roughly in line with its peer group as represented by the Lipper European Funds Average and modestly trailed its MSCI Europe benchmark. The fund's underperformance relative to the MSCI index was largely due to our emphasis on growth stocks. European value stocks significantly outperformed growth stocks from the end of 2002 through the first six months of 2003.

     As you know, the fund's investment objective is long-term growth of capital through investment (normally at least 80% of its net assets) in common stocks of large- and small-capitalization European companies. The fund normally invests in at least five countries.

     The Major International Index Returns table shows how the world's major countries and regions performed over the past year. As you can see, international stock markets posted strong results, benefiting from renewed optimism for global economic growth. European stocks generally lagged the rest of the world but outperformed U.S. stocks, aided by a weaker dollar versus the euro.

          MAJOR INTERNATIONAL INDEX RETURNS
          ----------------------------------------------------------------------

          Period Ended 10/31/03                    12-Month Return
          ---------------------                    ---------------
          MSCI EAFE Index                                    27.57%
          MSCI Europe Index                                  24.71
          MSCI Japan Index                                   33.18
          MSCI Pacific Ex-Japan Index                        37.19
          S&P 500 Index                                      20.80


     Within the European region, all markets were sharply positive, as you can see in the Market Performance table. Sweden, Spain, and Germany were especially strong, while Finland, the Netherlands, and Switzerland were weaker.

     The fund continues to be broadly diversified geographically. At the end of the period, U.K. remained the largest country allocation at 33% of net assets, down from 36% a year earlier. The pie chart shows the top country allocations.

        MARKET PERFORMANCE
        ------------------------------------------------------------------------
        12 Months                    Local    Local Currency        U.S.
        Ended 10/31/03            Currency  vs. U.S. Dollars     Dollars
        --------------            --------  ----------------     -------
        United Kingdom              10.86%             8.47%      20.25%
        France                       6.19             17.39       24.65
        Switzerland                  7.26             10.55       18.57
        Italy                       12.73             17.39       32.33
        Netherlands                 -2.36             17.39       14.62
        Spain                       20.37             17.39       41.31
        Germany                     16.74             17.39       37.04
        Sweden                      29.00             17.45       51.52
        Finland                     -3.37             17.39       13.43
        Belgium                     10.63             17.39       29.87

        Source: RIMES Online, using MSCI indices.

[Graphic Omitted]

Geographic Diversification
--------------------------------------------------------------------------------
Other and Reserves      14%
United Kingdom          33%
France                  19%
Switzerland              9%
Italy                    8%
Netherlands              7%
Spain                    5%
Germany                  5%

Based on net assets as of 10/31/03.


     Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inap-propriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

     We thank you for your continued support.

     Respectfully,

     James S. Riepe
     Chairman

     November 20, 2003

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                            Year
                           Ended
                        10/31/03   10/31/02   10/31/01   10/31/00   10/31/99
NET ASSET VALUE
Beginning of period     $  12.77   $  15.28   $  21.69   $  22.29   $  22.38

Investment activities
  Net investment
  income (loss)             0.22       0.16       0.40       0.18       0.23

  Net realized and
  unrealized gain
  (loss)                    2.79      (2.31)     (5.23)      1.26       2.14

  Total from
  investment
  activities                3.01      (2.15)     (4.83)      1.44       2.37

Distributions
  Net investment
  income                   (0.14)     (0.36)     (0.16)     (0.14)     (0.28)

  Net realized
  gain                        --         --      (1.42)     (1.90)     (2.18)

  Total
  distributions            (0.14)     (0.36)     (1.58)     (2.04)     (2.46)

NET ASSET VALUE
End of period           $  15.64   $  12.77   $  15.28   $  21.69   $  22.29
                        --------------------------------------------------------

Ratios/Supplemental Data

Total return^             23.83%   (14.51)%   (23.98)%      6.28%     11.44%

Ratio of total
expenses to
average net assets         1.12%      1.11%      1.09%      1.02%      1.05%

Ratio of net
investment income
(loss) to average
net assets                 1.56%      1.03%      2.03%      0.71%      0.97%

Portfolio turnover
rate                       23.1%      16.1%       5.8%      24.5%      15.7%

Net assets,
end of period
(in millions)           $    800   $    643   $    814   $  1,250   $  1,382


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price European Stock Fund
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Certified Annual Report                                        October 31, 2003


STATEMENT OF NET ASSETS ss.                                Shares         Value
--------------------------------------------------------------------------------
                                                                   In Thousands
AUSTRIA  0.3%
Common Stocks  0.3%
Erste Bank                                                 24,200   $    2,672
Total Austria (Cost $1,606)                                              2,672

BELGIUM  1.8%
Common Stocks  1.8%
Colruyt                                                    21,700        1,965
Dexia                                                     298,680        4,699
Fortis                                                    124,669        2,221
Fortis (Unified shares)                                   134,980        2,396
UCB                                                       103,272        3,253
Total Belgium (Cost $9,908)                                             14,534

DENMARK  0.6%
Common Stocks  0.6%
Novo Nordisk, Series B                                    135,900        4,882
Total Denmark (Cost $4,553)                                              4,882

FINLAND  1.9%
Common Stocks  1.9%
Nokia                                                     875,920       14,858
Total Finland (Cost $3,756)                                             14,858

FRANCE  19.0%
Common Stocks  19.0%
Atos Origin *                                              12,900          860
Aventis                                                    99,469        5,260
AXA                                                       452,356        8,561
BNP Paribas                                               206,642       10,844
Carrefour                                                  40,160        2,106
Compagnie de Saint-Gobain                                 110,892        4,672
Credit Agricole                                           321,120        6,812
Credit Agricole, Rights, 11/7/03 *                        321,120           74
Essilor International                                      46,288        2,224
France Telecom *                                          486,670       11,764

Groupe Danone                                              20,084   $    3,027
Hermes International                                       26,902        4,626
L'Oreal                                                    32,457        2,397
Lafarge                                                    21,138        1,512
LVMH                                                       67,725        4,675
Neopost                                                    59,859        2,968
Publicis Groupe                                            59,600        1,861
Sanofi-Synthelabo                                         254,686       15,746
Schneider Electric                                         89,238        5,217
Societe Generale                                           71,585        5,311
Societe Television Francaise 1                            377,394       11,305
Sodexho Alliance                                          130,295        3,404
STMicroelectronics                                        185,329        4,928
Suez                                                      132,600        2,125
Thomson                                                    51,000        1,073
Total, Series B                                           171,582       26,635
Trader.com, Class A *                                      47,112          465
Vivendi Universal *                                        69,938        1,467
Total France (Cost $103,813)                                           151,919

GERMANY  5.1%
Common Stocks  5.1%
Allianz                                                    14,588        1,562
Bayer                                                      99,812        2,396
Bayerische Hypo-und Vereinsbank                           245,310        5,397
BMW                                                        16,800          672
Celesio                                                    75,799        3,168
Commerzbank                                                50,300          993
Deutsche Bank                                             119,789        7,892
Deutsche Boerse                                            34,100        1,893
Deutsche Telekom *                                        113,163        1,780
E.On                                                       50,284        2,539
Hypo Real Estate *                                         61,326        1,068
Medion                                                    118,781        5,271
Rhoen-Klinikum                                             36,950        1,866
SAP                                                        16,078        2,336
Siemens                                                    28,588        1,925
Total Germany (Cost $32,723)                                            40,758

GREECE  0.3%
Common Stocks  0.3%
National Bank of Greece                                    86,823   $    1,815
Vodafone Panafon                                          112,000          780
Total Greece (Cost $2,997)                                               2,595

IRELAND  0.8%
Common Stocks  0.8%
Allied Irish Banks                                        121,411        1,776
Bank of Ireland                                           141,800        1,760
Irish Life & Permanent                                    209,200        2,927
Total Ireland (Cost $5,562)                                              6,463

ITALY  8.4%
Common Stocks  8.4%
Alleanza Assicurazioni                                    871,510        8,712
Banca Intesa                                              765,337        2,577
Banco Popolare di Verona e Novara                         249,600        3,854
Bulgari                                                   316,500        2,859
ENI                                                       696,937       11,054
Gruppo Editoriale L'Espresso                              282,000        1,510
Lottomatica                                                69,400        1,309
Luxottica Group                                           145,900        2,324
Mediaset                                                  425,369        4,292
Mediolanum                                                702,940        4,905
Snam Rete Gas                                             580,600        2,184
Telecom Italia *                                        1,829,372        4,768
Telecom Italia Mobile                                   1,560,305        7,192
Telecom Italia-RNC *                                    1,391,646        2,411
UniCredito Italiano                                     1,430,708        7,043
Total Italy (Cost $56,015)                                              66,994

LUXEMBOURG  0.0%
Common Stocks  0.0%
SES Global (1 FDR Represents 1 A share)                    31,320          278
Total Luxembourg (Cost $503)                                               278

NETHERLANDS  6.9%
Common Stocks  6.9%
Akzo Nobel                                                 39,908   $    1,260
ASML Holding *                                            262,110        4,544
Euronext                                                   96,100        2,349
ING Groep                                                 519,688       10,776
Koninklijke Numico *                                      189,512        4,271
Philips Electronics                                       483,596       13,021
Reed Elsevier                                             125,130        1,392
Royal Dutch Petroleum                                     174,656        7,740
Royal KPN *                                               617,700        4,690
Royal KPN, 144A *                                         139,700        1,061
Wolters Kluwer                                            266,430        3,740
Total Netherlands (Cost $44,212)                                        54,844

NORWAY  0.5%
Common Stocks  0.5%
Norsk Hydro                                                14,759          829
Orkla, Series A                                           140,742        2,945
Statoil ASA                                                45,200          425
Total Norway (Cost $1,878)                                               4,199

PORTUGAL  0.3%
Common Stocks  0.3%
Portugal Telecom                                          228,921        1,922
Total Portugal (Cost $1,548)                                             1,922

RUSSIA  0.5%
Common Stocks  0.5%
Lukoil ADR (USD)                                            9,540          777
Lukoil ADR, 144A (USD)                                      8,230          671
Mobile Telephone ADR (Restricted shares), 144A (USD)       14,200        1,100
YUKOS ADR (USD)                                            32,100        1,505
Total Russia (Cost $3,479)                                               4,053

SPAIN  5.3%
Common Stocks  5.3%
Antena 3 Television *                                       2,074   $       68
Banco Bilbao Vizcaya Argentaria                           436,485        5,002
Banco Popular Espanol                                      18,300          950
Banco Santander Central Hispano                           614,757        5,889
Endesa                                                    208,096        3,298
Gamesa                                                    207,524        5,609
Gas Natural                                               103,800        1,992
Inditex                                                   137,600        2,839
Promotora de Informaciones                                249,100        2,759
Repsol                                                    137,901        2,402
Sogecable *                                               152,900        3,900
Telefonica                                                613,227        7,618
Total Spain (Cost $29,534)                                              42,326

SWEDEN  5.0%
Common Stocks  5.0%
Alfa Laval                                                103,300        1,363
Electrolux, Series B                                      396,840        8,135
Hennes & Mauritz, Series B                                261,970        5,555
LM Ericsson, Series B *                                 2,266,764        3,892
NORDEA                                                    673,623        4,177
Sandvik                                                   126,500        3,760
SEB, Series A                                             156,300        1,882
Securitas, Series B                                       670,084        8,242
SKF, Series B                                              92,200        3,260
Total Sweden (Cost $38,829)                                             40,266

SWITZERLAND  9.0%
Common Stocks  9.0%
Adecco                                                    212,870       12,533
Compagnie Financiere Richemont                            109,700        2,465
Converium Holding                                          15,750          775
Credit Suisse Group                                       376,920       13,259
Nestle                                                     86,833       19,086

Roche Holding (Participation certificates)                 99,540   $    8,223
UBS                                                       223,268       13,688
Zurich Financial Services                                  17,900        2,288
Total Switzerland (Cost $46,778)                                        72,317

TURKEY  0.3%
Common Stocks  0.3%
Turkcell Iletisim Hizmetleri *                        343,858,500        2,621
Total Turkey (Cost $2,147)                                               2,621

UNITED KINGDOM  32.5%
Common Stocks  32.5%
Abbey National                                            317,754        3,033
AstraZeneca                                               240,758       11,302
Autonomy *                                                113,493          483
BG Group                                                  666,818        3,039
BP                                                        411,506        2,854
Cadbury Schweppes                                         579,606        3,713
Capita                                                    331,000        1,388
Carnival                                                   41,355        1,427
Centrica                                                  776,740        2,430
Compass                                                 2,042,800       11,771
David S. Smith                                            355,036          987
Diageo                                                  1,178,528       13,851
Electrocomponents                                         578,060        3,412
Friends Provident                                         524,500        1,221
Galen Holdings                                             75,268          963
GKN                                                       151,300          708
GlaxoSmithKline                                         1,494,106       31,978
Granada                                                   829,043        1,649
Hays                                                      472,155          977
Hilton Group                                              305,000        1,004
Kesa Electricals *                                        698,883        2,892
Kingfisher                                              3,221,713       15,435
LogicaCMG                                                 357,800        1,863
MFI Furniture Group *                                     637,800        1,755

Reckitt Benckiser                                          43,583   $      917
Reed Elsevier (Ordinary shares)                         1,379,769       10,717
Rio Tinto                                                 290,401        7,038
Royal Bank of Scotland                                  1,215,810       32,558
Sage Group                                                701,327        2,218
Serco                                                     449,639        1,354
Shell Transport & Trading                               2,136,386       13,333
Signet Group                                              468,730          823
Standard Chartered                                        276,800        4,424
Taylor Nelson                                           1,000,898        3,658
Tesco                                                   2,172,010        8,703
Tomkins                                                 1,195,356        5,697
Unilever                                                  998,777        8,512
United Business Media                                     327,390        2,576
Vodafone                                               15,133,326       31,761
Woolworths                                                639,833          499
WPP Group                                                 561,080        5,343
Total United Kingdom (Cost $247,295)                                   260,266

SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Reserve Investment Fund, 1.10% #          3,566,113        3,566
Total Short-Term Investments (Cost $3,566)                               3,566

SECURITIES LENDING COLLATERAL  13.1%
Money Market Pooled Account 13.1%
Investment in money market pooled account
managed by JP Morgan Chase Bank, London               104,525,264      104,525

Total Securities Lending Collateral (Cost $104,525)                    104,525

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In Thousands


Total Investments in Securities
112.1% of Net Assets (Cost $745,227)                                $  896,858

Other Assets Less Liabilities
Including $104,525 obligation to
return securities lending collateral                                   (96,686)

NET ASSETS                                                          $  800,172
                                                                    ----------
Net Assets Consist of:

Undistributed net investment income (loss)                          $   10,862

Undistributed net realized gain (loss)                                 (88,309)

Net unrealized gain (loss)                                             151,624

Paid-in-capital applicable to 51,158,229 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                     725,995

NET ASSETS                                                          $  800,172
                                                                    ----------

NET ASSET VALUE PER SHARE                                           $    15.64
                                                                    ----------

      #  Seven-day yield
      *  Non-income producing
   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $2,832,000 and represents 0.4% of net assets
    ss. Denominated in currency of the country of incorporation unless otherwise noted
    ADR  American Depository Receipts
    FDR  Fiduciary Depository Receipts
    USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                        Year
                                                                       Ended
                                                                    10/31/03
Investment Income (Loss)
Income
  Dividend (net of foreign taxes of $2,611)                       $   17,858
  Securities lending                                                     804
  Interest                                                                72
  Total income                                                        18,734

Expenses
  Investment management                                                5,720
  Shareholder servicing                                                1,574
  Custody and accounting                                                 362
  Prospectus and shareholder reports                                      90
  Registration                                                            39
  Legal and audit                                                         21
  Directors                                                                9
  Miscellaneous                                                            8
  Total expenses                                                       7,823

Net investment income (loss)                                          10,911

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                         (27,840)
  Foreign currency transactions                                        1,035
  Net realized gain (loss)                                           (26,805)

Change in net unrealized gain (loss)

  Securities                                                         178,174

  Other assets and liabilities
  denominated in foreign currencies                                      (59)

  Change in net unrealized gain (loss)                               178,115

Net realized and unrealized gain (loss)                              151,310

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $  162,221
                                                                  ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                           Year
                                                          Ended
                                                       10/31/03       10/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                        $  10,911      $   7,903

  Net realized gain (loss)                              (26,805)       (44,128)

  Change in net unrealized gain (loss)                  178,115        (65,448)

  Increase (decrease) in net assets from operations     162,221       (101,673)

Distributions to shareholders
  Net investment income                                  (6,956)       (18,861)

Capital share transactions *
  Shares sold                                           564,671        743,349

  Distributions reinvested                                6,536         17,699

  Shares redeemed                                      (569,201)      (811,587)

  Increase (decrease) in net assets from capital
  share transactions                                      2,006        (50,539)

Net Assets

Increase (decrease) during period                       157,271       (171,073)

Beginning of period                                     642,901        813,974

End of period                                         $ 800,172      $ 642,901
                                                      --------------------------

*Share information

  Shares sold                                            42,406         51,303

  Distributions reinvested                                  517          1,129

  Shares redeemed                                       (42,113)       (55,363)
  Increase (decrease) in shares outstanding                 810         (2,931)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on February 28, 1990. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $98,815,000; aggregate collateral consisted of $104,525,000 in the money market pooled account and U.S. government securities valued at $203,000.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $165,966,000 and $157,483,000, respectively, for the year ended October 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     Distributions during the year ended October 31, 2003 totaled $6,956,000 and were characterized as ordinary income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
        Unrealized appreciation                         $  217,357,000

        Unrealized depreciation                            (65,733,000)

        Net unrealized appreciation (depreciation)         151,624,000
        Undistributed ordinary income                       11,897,000

        Capital loss carryforwards                         (89,344,000)

        Paid-in capital                                    725,995,000

        Net assets                                      $  800,172,000
                                                        --------------


     The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2003, the fund had $17,588,000 of capital loss carryforwards that expire in 2009, $43,916,000 that expire in 2010, and $27,840,000 that expire in 2011.

     At October 31, 2003, the cost of investments for federal income tax purposes was $745,227,000.


NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.


NOTE 5- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At October 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $553,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,155,000 for the year ended October 31, 2003, of which $100,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2003, the fund was allocated $78,000 of Spectrum Funds' expenses, of which $10,000 related to services provided by Price and $9,000 was payable at period-end. At October 31, 2003, approximately 2.4% of the outstanding shares of the Fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $91,000.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report


REPORT OF INDEPENDENT AUDITORS

     To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price European Stock Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price European Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 24, 2003

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report


TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For taxable non-corporate shareholders, $14,137,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     The fund will pass through foreign source income of $13,779,000 and foreign taxes paid of $2,190,000.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report


ABOUT THE FUND'S DIRECTORS AND OFFICERS

     Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President,
(1/28/45)                     and Chief Executive Officer, The Rouse Company,
1991                          real estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1988

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
2001                          Rim Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos                 Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
2001

Paul M. Wythes                Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1996                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
2002                          President, T. Rowe Price Group, Inc.; Chairman
[106]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              International Funds

M. David Testa                Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1979                          Board, Chief Investment Officer, Director, and
[106]                         Vice President, T. Rowe Price Group, Inc.;
                              Director, T. Rowe Price Global Asset Management
                              Limited and T. Rowe Price Global Investment
                              Services Limited; Chairman of the Board and
                              Director, T. Rowe Price International, Inc.;
                              Director and Vice President, T. Rowe Price Trust
                              Company; Vice President, International Funds

* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Christopher D. Alderson (3/29/62)       Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Mark C.J. Bickford-Smith (4/30/62)      Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Vice President, T. Rowe Price, T. Rowe
                                        Price Group, Inc., and T. Rowe Price
                                        Trust Company

Brian J. Brennan, CFA (7/14/64)         Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, International Funds          Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Michael J. Conelius, CFA (6/16/64)      Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Ann B. Cranmer (3/23/47)                Vice President, T. Rowe Price Group,
Assistant Vice President,               Inc., and T. Rowe Price International,
International Funds                     Inc.; Vice President and Secretary,
                                        T. Rowe Price Global Asset Management
                                        Limited and T. Rowe Price Global
                                        Investment Services Limited

Julio A. Delgado, CFA (5/13/65)         Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Frances Dydasco (5/8/66)                Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Mark J.T. Edwards (10/27/57)            Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

John R. Ford, CFA (11/25/57)            Vice President, T. Rowe Price and
President, International Funds          T. Rowe Price Group, Inc.; Chief
                                        Investment Officer, Director, and Vice
                                        President, T. Rowe Price International,
                                        Inc.

Gregory S. Golczewski  (1/15/66)        Vice President, T. Rowe Price and
Vice President, International Funds     T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)               Vice President, T. Rowe Price Global
Vice President, International Funds     Investment Services Limited, T. Rowe
                                        Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President,
                                        T. Rowe Price, T. Rowe Price
                                        International, Inc., and T. Rowe
                                        Price Retirement Plan Services, Inc.

Ian D. Kelson (8/16/56)                 Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.; formerly Head of
                                        Fixed Income, Morgan Grenfell/Deutsche
                                        Asset Management (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe
Secretary, International Funds          Price and T. Rowe Price Investment
                                        Services, Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)  Vice President, T. Rowe Price,
Vice President, International Funds     T. Rowe Price Group, Inc., and T. Rowe
                                        Price International, Inc.

George A. Murnaghan (5/1/56)            Vice President, T. Rowe Price,
Vice President, International Funds     T. Rowe Price Group, Inc., T. Rowe
                                        Price International, Inc., T. Rowe
                                        Price Investment Services, Inc., and
                                        T. Rowe Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)         Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

D. James Prey III (11/26/59)            Vice President, T. Rowe Price and
Vice President, International Funds     T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)          Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Christopher J. Rothery (5/26/63)        Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

James B.M. Seddon (6/17/64)             Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and  T. Rowe Price
                                        International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)     Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Justin Thomson (1/14/68)                Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.; formerly Portfolio Manager, G.T.
                                        Capital/Invesco (to 1998)

Julie L. Waples (6/12/70)               Vice President, T. Rowe Price
Vice President, International Funds

David J.L. Warren (4/14/57)             Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; Chief
International Funds                     Executive Officer, Director, and
                                        President, T. Rowe Price International,
                                        Inc.; Director, T. Rowe Price Global
                                        Asset Management Limited and T. Rowe
                                        Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

William F. Wendler II, CFA (3/14/62)    Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Richard T. Whitney, CFA (5/7/58)        Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Edward A. Wiese, CFA (4/12/59)          Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company; Chief Investment
                                        Officer, Director, and Vice President,
                                        T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003